Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Option Plan

	2017		2016
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	shares	C$	shares	C$
Balance at January 1,	628,636	$7.97	536,174	$7.97
Granted	141,268	8.56	96,056	10.53
Exercised	(4,400)	6.22	–	–
Forfeited	–	–	(404)	15.48
Expired	(3,331)	29.25	(3,190)	84.25
At December 31,	762,173	$7.99	628,636	$7.97

Summary of Fair Value Determination Assumptions

	2017	2016
Risk-free interest rate	1.34%	0.87%
Expected volatility	64.6%	64.9%
Expected life in years	6	6
Expected dividend	Nil	Nil

Summary of Stock Options Outstanding

Grant date	Expiry date	Total number of options	Weighted average remaining contractual life (in years)	Exercise Price C$	Number of vested options	Weighted average remaining contractual life (in years)	Exercise Price C$
March 12, 2008	March 12, 2018	5,025	0.19	14.50	5,025	0.19	$14.50
March 27, 2009	March 27, 2019	5,864	1.23	13.25	5,864	1.23	13.25
April 5, 2010	April 5, 2020	19,887	2.26	4.91	19,887	2.26	4.91
March 31, 2011	March 31, 2021	83,000	3.25	6.96	83,000	3.25	6.96
June 8, 2011	June 8, 2021	126,905	3.44	5.03	126,905	3.44	5.03
May 11, 2012	May 11, 2022	157,871	4.36	6.25	157,871	4.36	6.25
November 19, 2012	November 19, 2022	39,476	4.88	6.60	39,476	4.88	6.60
March 21, 2013	March 21, 2023	30,000	5.22	8.10	30,000	5.22	8.10
March 25, 2015	March 25, 2025	56,821	7.23	16.14	28,411	7.23	16.14
March 31, 2016	March 31, 2026	96,056	8.25	10.53	24,014	8.25	10.53
March 15, 2017	March 15, 2027	141,268	9.20	8.56	–	9.25	8.56
		762,173	5.64	$7.99	520,453	4.23	$7.04

Summary of Company's Stock-Based Compensation Expense (Recovery)

Years ended December 31,	2017	2016
Stock-based compensation expense – stock options	$444	$330
Stock-based compensation expense – PSU	31	130
Stock-based compensation expense – performance share units change in estimate - recovery	–	(169)
Stock-based compensation expense – RSU (equity-settled)	267	99
DSU – new issuance (net of cancellations)	165	140
DSU – mark-to-market adjustment	785	(430)
Total	$1,692	$100

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Unit Activity

	2017	2016
Balance at January 1,	195,569	199,772
Vested – share issuance	(4,203)	(4,203)
At December 31,	191,366	195,569

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Unit Activity

	2017	2016
Balance at January 1,	52,483	–
RSUs issued	80,701	52,483
At December 31,	133,184	52,483

Deferred Share Unit Activity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Company's Stock Unit Activity

	2017		2016
	Number	Amount	Number	Amount
Balance at January 1,	106,506	$456	83,628	$746
DSU compensation expense	20,277	174	22,878	140
DSU cancellation	(834)	(9)	–	–
DSU fair value adjustments	–	785	–	(430)
At December 31,	125,949	$1,406	106,506	$456